Stockholders' Equity - Summary of Stock Based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense	$ 532,438	$ 778,544	$ 1,830,536	$ 2,108,868
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense	345,568	464,360	1,144,440	1,399,498
Research and Development Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense	$ 186,870	$ 314,184	$ 686,096	$ 709,370
THIO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense					$ 2,456,434	$ 3,371,040
THIO | General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense					1,512,726	3,033,248
THIO | Research and Development Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense					$ 943,708	$ 337,792